Post-employment Benefits - Weighted average durations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	8 years 6 months	8 years 9 months 18 days
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	2 years 7 months 6 days	2 years 10 months 24 days